Employee benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Employee benefits
(22)	Employee benefits-
The Group has defined pension and retirement plans covering some of its employees. The benefits of such plans are calculated based on salary levels, years of service, mortality and expected future salary increase. The Group periodically makes contributions to trust funds based on actuarial calculations to finance part of the cost of these plans. The trust funds are mainly invested in fixed-income securities. Actuarial calculations for these plans result in accumulated benefit obligations in excess of the plan assets.
Seniority premiums are provided to all employees under the Mexican Labor Law. The Law provides that seniority premiums are payable, based on salary and years of service, to employees who resign or are terminated after at least fifteen years of service. Under the Law, benefits are also payable to employees who are dismissed. The Group has not funded its seniority premium obligation, which amounts to $35,338, $24,775 and $21,924 as of December 31, 2025, 2024 and 2023, respectively, included in the total employee benefits balances as of the same dates.

(a)	Composition of plan assets-

	2025	2024	2023
Equity securities	$61	49	52
Government bonds	956	766	844

	$1,017	815	896

(b)	Movements in the present value of the defined benefit-

	2025	2024	2023
Defined benefit obligations as of January 1	$209,913	236,737	186,081
Benefits paid by the plan	(11,819)	(12,661)	(7,753)
Current service costs	8,353	11,676	7,555
Interest cost	22,009	18,994	18,061
Personnel transfer cost (1)	108	57	331
Foreign exchange variance	27,738	(39,292)	27,028
Other, including curtailment gain and seniority premium adjustment	97	67	76

	256,399	215,578	231,379
Remeasurement of defined benefit liability losses/(gains) recognized in other comprehensive income:
Financial assumptions	19,317	(15,168)	6,477
Demographic assumptions	(4,233)	9,177	777
Experience adjustments	3,584	326	(1,896)

Defined benefit obligations as of December 31	$275,067	209,913	236,737

The Group expects to pay $9,411 in contributions to its defined benefit plans in 2026.

(1)	For the years ended December 31, 2025, 2024 and 2023, the Group recognized $1,147, $38 and $769 respectively, additional prior years cost for personnel transfers through retained earnings.

(c)	Movement in the present value of plan assets-

	2025	2024	2023
Fair value of plan assets as of January 1	$815	896	681
Actual return on plan assets	61	69	215
Foreign exchange variance	141	(150)	—

Fair value of plan assets as of December 31	$1,017	815	896

(d)	Remeasurement of defined benefit liability gains and (losses) recognized in other comprehensive income-

	2025	2024	2023
Cumulative amount as of January 1	$24,255	18,500	23,359
Personnel transfer cost	1,147	38	769
Recognized during the year	(18,668)	5,665	(5,358)
Effects of movements in foreign exchange rates	(4)	52	(270)

Cumulative amount as of December 31 (1)	$6,730	24,255	18,500

(1)	The effect in other comprehensive income is presented net of tax.

(e)	Actuarial assumptions-
Significant assumptions used in determining the net period cost of the plans are as follows:

	2025	2024	2023
Expected rate of return on plan assets	9.34%	10.64%	9.00%
Discount rate	9.34%	10.64%	9.00%
Rate of compensation increase	4.54%	4.54%	4.54%
Remaining average labor life (over benefit obligations)	14 years	14 years	14 years
The assumed discount rates are derived from rates available on government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments.

(f)	Sensitivity analysis-
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant would have affected the defined benefit obligation by the accounts shown below as of December 31, 2025:

	Increase	Decrease
Discount rate (0.5% movement)	$(6,967)	7,256

Rate of compensation (0.5% movement)	$(6,251)	6,780